Note 3 - Acquisitions (Detail)	3 Months Ended	12 Months Ended					6 Months Ended			12 Months Ended			12 Months Ended									12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Accrued [Member] MES Group [Member] USD ($)	Dec. 31, 2011 Accrued [Member] Other 2011 Acquisitions [Member] USD ($)	Dec. 31, 2008 CFO Medical Services [Member] USD ($)	Dec. 31, 2008 Crossland Medical Review Services [Member] USD ($)	Dec. 31, 2008 Southwest Medical Acquisition [Member] USD ($)	Dec. 31, 2010 Abeton [Member] USD ($)	Dec. 31, 2009 Abeton [Member] USD ($)	Dec. 31, 2008 Abeton [Member] USD ($)	Dec. 31, 2011 Other 2009 Acquisitions [Member] USD ($)	Dec. 31, 2010 Other 2009 Acquisitions [Member] USD ($)	Dec. 31, 2009 Other 2009 Acquisitions [Member] USD ($)	Dec. 31, 2009 The Ricwel Corporation [Member]	Dec. 31, 2009 Ricwel of West Virginia LLC [Member]	Dec. 31, 2009 Marquis Medical Administrators Inc [Member]	Dec. 31, 2009 Florida Medical Services Inc [Member]	Dec. 31, 2009 IME Software Solutions LLC [Member]	Dec. 31, 2009 Benchmark Medical Consultants Inc [Member]	Dec. 31, 2010 Metro Medical [Member] USD ($)	Sep. 30, 2011 Direct IME [Member] USD ($)	Dec. 31, 2010 Direct IME [Member] USD ($)	Dec. 31, 2010 Verity [Member] USD ($)	Dec. 31, 2010 Verity [Member] SRD	Dec. 31, 2010 UKIM [Member] USD ($)	Dec. 31, 2011 UKIM [Member] USD ($)	Dec. 31, 2011 Other 2010 Acquisitions [Member] USD ($)	Dec. 31, 2010 Other 2010 Acquisitions [Member] USD ($)	Dec. 31, 2010 Network Medical Review Co Ltd [Member]	Dec. 31, 2010 Exigere Corporation [Member]	Dec. 31, 2011 SOMA [Member] USD ($)	Dec. 31, 2010 SOMA [Member] USD ($)	Dec. 31, 2011 MES Group [Member] USD ($)	Feb. 28, 2011 MES Group [Member] USD ($)	Dec. 31, 2010 MES Group [Member] USD ($)	Dec. 31, 2011 Premex Group [Member] USD ($)	May 10, 2011 Premex Group [Member] USD ($)	Dec. 31, 2011 Other 2011 Acquisitions [Member] USD ($)	Dec. 31, 2010 Other 2011 Acquisitions [Member] USD ($)	Dec. 31, 2011 National IME Centres Inc. [Member]	Dec. 31, 2011 MLS Group of Companies Inc. [Member]	Dec. 31, 2011 Pro Forma Additional Expenses [Member] USD ($)	Dec. 31, 2010 Pro Forma Additional Expenses [Member] USD ($)
Business Acquisition, Cost of Acquired Entity, Purchase Price							$ 13,600,000	$ 6,200,000	$ 12,200,000			$ 9,600,000			$ 26,200,000							$ 13,500,000		$ 13,600,000	$ 14,000,000		$ 16,000,000			$ 70,200,000					$ 215,014,000			$ 108,356,000		$ 46,052,000
Business Acquisition, Cost of Acquired Entity, Cash Paid							7,100,000	5,700,000	9,100,000			7,000,000			19,100,000							13,000,000		11,900,000			14,500,000			62,800,000					175,000,000			66,500,000		44,600,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs					2,000,000	604,000	220,000	98,000	171,000		343,000				1,200,000							101,000		194,000		138,000	447,000			1,200,000					535,000		1,500,000	646,000		562,000	42,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents							335,000	557,000	260,000						443,000							722,000		50,000						1,000,000										564,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)							2,351,004	356,211	1,146,625		153,996			355,584	1,613,998							589,930		507,606			253,003			1,685,312					1,424,501			661,610		214,926
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned							6,600,000	1,000,000	3,200,000		254,000			572,000	2,700,000							1,300,000		1,400,000			1,500,000			5,900,000					30,000,000			15,100,000		2,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage								100.00%	100.00%																		100.00%				100.00%
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred			5,500,000									2,400,000		1,100,000	2,000,000															1,700,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred										73,000				100,000	300,000									210,000				373,000	88,000				1,300,000	714,000
Other Significant Noncash Transaction, Value of Consideration Given				389,000											389,000
Business Acquisition, Contingent Consideration, at Fair Value														2,300,000	2,300,000															786,000
Business Acquisition, Percentage of Voting Interests Acquired																100.00%	100.00%	100.00%	100.00%	100.00%	100.00%											100.00%			100.00%			100.00%				100.00%	100.00%
Business Acquisition Cost of Acquired Entity Deferred Payments														618,000
Business Acquisition, Contingent Consideration, Potential Cash Payment														2,300,000										351,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	1,900,000	4,600,000											1,400,000										600,000
Other Income													1,200,000
Selling, General and Administrative Expense		84,133,000	37,689,000	15,811,000									221,000																															12,400,000	28,800,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount													5,200,000																				24,000,000							19,900,000
Business Acquisition Purchase Price Allocation Intangible Assets Expected Tax Deductible Amount													9,900,000																											20,100,000
Business Acquisition, Contingent Consideration, Shares Issuable (in Shares)																														135,282
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																																	21,700,000
Closing Price Per Share (in Dollars per share)																																				$ 21.07			$ 22.85
Business Acquisition, Purchase Price Allocation, Liabilities Assumed																																				10,000,000		26,800,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																																			120,300,000			59,200,000		10,600,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual																																			9,300,000			2,600,000		270,000
Interest Expense		1,900,000	872,000	132,000																																								6,000,000	18,400,000
Depreciation, Depletion and Amortization		$ 47,439,000	$ 19,505,000	$ 6,889,000																																								$ 10,000,000	$ 33,400,000